Short-term Borrowings - Summary of Short-Term Borrowings (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term borrowings		$ 6,402,231	$ 8,811,599
Short-term Bank Borrowings
Short-Term Debt [Line Items]
Short-term borrowings	[1]	4,268,154	6,724,904
Loans From Investor C
Short-Term Debt [Line Items]
Short-term borrowings	[2]	$ 2,134,077	$ 2,086,695

[1]	Short-term bank borrowings
[2]	Loans from investor C